Convertible Debentures	12 Months Ended
Jun. 30, 2024
Convertible Debentures
Convertible Debentures

Note 13 – Convertible Debentures

Convertible Debenture issued on October 21, 2022

On October 21, 2022, the Company entered into the Securities Purchase Agreement with the Investor pursuant to which the Company sold a Convertible Debenture (the “Debenture”) in the original principal amount of $2,100,000 and the Warrants to purchase up to 116% of the maximum number of 5,108,275 ordinary shares of the Company, which is 5,925,599 ordinary shares, at a purchase price of $1,974,000. The Company incurred issuance cost of $256,000 in connection with the issuance of the Debenture. The warrants had a fair value of $1,007,799, based upon using the Black-Scholes Options Pricing Model with the following inputs:

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

The fair value measurement of the convertible debentures is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the Debenture over the payment term using the effective interest rate method, which is estimated to be $1,872,536. The Company allocated $1,198,804 and $645,196 net proceeds to the Debenture and warrants in accordance with ASC 470-20-25-2, respectively, based on the relative fair values of the Debenture and warrants, and the portion of the proceeds so allocated to the warrants was accounted for as paid-in-capital.

The Debenture is convertible at an initial conversion price equal to $0.33 per ordinary share (the “Conversion Price”), which is 115% of the Volume Weighted Average Price (“VWAP”) of the five trading days immediately prior to closing, and include anti-dilution adjustments in the event any ordinary shares or other equity or equity equivalent securities payable in ordinary shares are granted, issued or sold (or the Company enters into any agreement to grant, issue or sell), in each case, at a price less than the exercise price then in effect, which automatically decreases the Conversion Price of the Debenture upon the occurrence of such event; provided, that the Conversion Price may not be less than $0.06 per ordinary shares, which is 20% of the closing bid price of the trading day immediately prior to closing. The holder of the Debenture has the right to convert all or a portion of the Note at any time after the six months anniversary of the date of issuance and prior to the maturity date, which is two years from the date of issuance.

The conversion feature of the Debenture is excluded from the scope of ASC 815 and accounted for as equity. However, due to the conversion price of the Debenture is higher than the market price of the Company on the issuance date, the Company determined that the Debenture does not contain any BCF in accordance with ASC 470-20-25-5.

The Debenture has an interest of the greater of (i) twelve percent (12% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) six (6%) per annum; provided, that if such Interest is being paid in ordinary shares, such Interest shall recalculated in connection with such issuance of ordinary shares at a deemed rate of the greater of (i) fifteen percent (15% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) nine (9%) per annum. If an event of default continues, such interest rate shall be adjusted on each trading day in which an event of default is continuing to the sum of (x) the interest rate then in effect on such date of determination and (y) five percent (5.0%) per annum. The interest shall be paid in ordinary shares as long as there is no equity condition failure; provide that the Company may, at its option, pay interest in cash or in a combination of cash and ordinary shares.

In addition to a total of $900,000 prepayments in cash, the $1,200,000 remaining balance of the Debenture was converted into 680,183 ordinary shares at a conversion price of $1.8 per share during the year ended June 30, 2024. As of June 30, 2024, the Debenture was fully repaid.

Convertible Debenture issued on December 29, 2023

On December 29, 2023, the Company entered into the Securities Purchase Agreement with the Investor pursuant to which the Company sold a Convertible Debenture (the “Debenture”) in the original principal amount of $6,740,000 and the Warrants to purchase 1,070,719 ordinary shares of the Company, at a purchase price of $6,127,334. The Company incurred issuance cost of $612,666 in connection with the issuance of the Debenture. The warrants had a fair value of $4,399,645, based upon using the Black-Scholes Options Pricing Model with the following inputs:

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%

The fair value measurement of the convertible debentures is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the Debenture over the payment term using the effective interest rate method, which is estimated to be $6,127,334. The Company allocated $3,566,476 and $2,560,858 net proceeds to the Debenture and warrants in accordance with ASC 470-20-25-2, respectively, based on the relative fair values of the Debenture and warrants, and the portion of the proceeds so allocated to the warrants was accounted for as paid-in-capital.

The Debenture is convertible at an initial conversion price equal to $15.00 per ordinary share (the “Conversion Price”), and include anti-dilution adjustments in the event any ordinary shares or other equity or equity equivalent securities payable in ordinary shares are granted, issued or sold (or the Company enters into any agreement to grant, issue or sell), in each case, at a price less than the exercise price then in effect, which automatically decreases the Conversion Price of the Debenture upon the occurrence of such event; provided, that the Conversion Price may not be less than $0.95 per ordinary shares, which is 20% of the lower of the (i) the closing price of the ordinary shares immediately preceding the signing of the binding agreement; or (ii) the average closing price of the ordinary shares for the five trading days immediately preceding the signing of the binding agreement. The Holder of the Note will have the right to convert all or a portion of the Note at any time after the date of issuance and prior to the maturity date, which is the thirty-six month anniversary from the date of issuance.

The conversion feature of the Debenture is excluded from the scope of ASC 815 and accounted for as equity. However, due to the conversion price of the Debenture is higher than the market price of the Company on the issuance date, the Company determined that the Debenture does not contain any BCF in accordance with ASC 470-20-25-5.

The Debenture has an interest of the greater of (i) thirteen and a half percent (13.5% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) five (5%) per annum; provided, that if such Interest is being paid in ordinary shares, such Interest shall recalculated in connection with such issuance of ordinary shares at a deemed rate of the greater of (i) sixteen percent (16% per annum) and (ii) the sum of (A) the Prime Rate in effect as of such date of determination and (B) seven and a half (7.5%) per annum. If an event of default continues, such interest rate shall be adjusted on each trading day in which an event of default is continuing to the sum of (x) the interest rate then in effect on such date of determination and (y) five percent (5.0%) per annum. The interest shall be paid in ordinary shares as long as there is no equity condition failure; provide that the Company may, at its option, pay interest in cash or in a combination of cash and ordinary shares.

A total of $960,000 prepayments in cash were made to the Debenture during the year ended June 30, 2024. As of June 30, 2024, the remaining principle balance of the Debenture was $5,780,000.

Convertible Debenture issued on May 31, 2024

On May 31, 2024, the Company entered into an Exchange Agreement with the Holder, pursuant to which the Company will issue a senior secured convertible note in the principal amount of $2,000,000 (the “Exchange Note”) in exchange for the cancellation of 500,000 Warrants.

The fair value measurement of the cancelled warrants embedded with the Convertible Debenture issued on October 21, 2022 is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the warrants using the Black-Scholes Options Pricing Model, which is estimated to be $71,319. The Company exchanged the warrants with a senior secured convertible note in the principal amount of $2,000,000, and the difference was accounted for as a loss on warrants settlement.

The Exchange Note is convertible at a conversion price equal to the greater of (x) $0.76 and (y) 95% of (A) the lowest VWAP of the ordinary shares on any trading day during the five (5) trading day period immediately prior to the applicable conversion date (the “Conversion Price”). The Holder of the Exchange Note will have the right to convert all or a portion of the Exchange Note at any time after the date of issuance and prior to the maturity date, which is the twenty-four month anniversary from the date of issuance.

The Exchange Note has an interest of ten percent (10%) per annum. If an event of default continues, such interest rate shall be adjusted on each trading day in which an event of default is continuing to the sum of (x) the interest rate then in effect on such date of determination and (y) five percent (5.0%) per annum.

The summary of all the Convertible Debentures activity is as follow:

	June 30,	June 30,
	2024	2023
Principal balance	$10,840,000	$2,100,000
Less: conversions into ordinary shares	(1,200,000)	—
Less: repayments in cash	(1,860,000)	(300,000)
Remaining balance	7,780,000	1,800,000
Less: debentures discount and debts issuance cost	(2,615,989)	(543,201)
Total	$5,164,011	$1,256,799
Less: non-current	(3,283,992)	(486,332)
Total current	$1,880,019	$770,467

During the years ended June 30, 2024, 2023 and 2022, the Company made $1,560,000, $300,000 and nil cash repayments to the Convertible Debentures. During the year ended June 30, 2024, the Company issued 680,183 ordinary shares to pay off the outstanding balance and accrued interests of Convertible Debenture issued on October 21, 2022. These issuance costs and Debenture discount are being amortized and recorded to interest expense in the accompanying consolidated statements of income and comprehensive income (loss) over the life of the Debentures using effective interest method. For the years ended June 30, 2024, 2023 and 2022, amortization of the issuance cost and Debentures discount of $1,125,067, $357,995 and nil, respectively.